INCOME TAX - Net operating losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating losses carry forwards
Deferred tax assets	¥ 228,999	¥ 186,496
Valuation allowance on deferred tax assets	1,131,256	¥ 775,528	¥ 328,821	¥ 205,976
Deferred tax assets for net operating losses	993,062
Valuation allowance on net operating losses carryforwards	¥ 922,240
Statutory income tax rate	25.00%	25.00%	25.00%
State administration of taxation, China
Operating losses carry forwards
Net operating losses carry forwards	¥ 3,770,802
Net operating losses carry forwards expire if unused by December 31, 2023	227,484
Net operating losses carry forwards expire if unused by December 31, 2024	274,836
Net operating losses carry forwards expire if unused by December 31, 2025	633,593
Net operating losses carry forwards expire if unused by December 31, 2026	1,237,229
Net operating losses carry forwards expire if unused by December 31, 2027	¥ 1,397,660
Statutory income tax rate	25.00%
Withholding tax for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor (as a percent)	10.00%